Derivative Instruments and Hedging Activities (Details)	Sep. 30, 2022 MMBTU $ / MMBTU
Maximum
Derivative [Line Items]
Fixed price/MMBtu	70.00
Minimum
Derivative [Line Items]
Fixed price/MMBtu	49.50
Commodity swap
Derivative [Line Items]
Notional quantity (MMBtu) | MMBTU	5,242,251